Document And Entity Information	3 Months Ended
Dec. 31, 2020
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true